FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2010

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] August 10, 2010

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
57

Form 13F Information Table Value Total:
$446,283,871

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2010

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	  202,538	   42,550   x      42,550
AMERICAN NAT'L INS. CO	COM  	23645104  	  332,463	    4,106   x       4,106
AMERICAN TEL & TEL    	COM  	030177109 	  916,047	   37,869   x      37,869
ASTORIA FIN'L         	COM  	46265104	  408,589	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   14,373,748  	1,955,612   x   1,955,612
AMBAC FIN'L			COM	23139108	   67,000	  100,000	x	100,000
ASTEC INDUST		COM	46224101	2,689,810	   97,000	x	 97,000
BANK OF AMERICA		COM	60505104	  606,141	   42,181  	x      42,181
BP PLC			COM	55622104	1,507,363	   52,194	x	 52,194
BRISTOL MYERS SQUIBB	COM  	110122108  43,836,088	1,757,622  	x   1,757,622
CFS BANCORP			COM 	12525D102	  548,297	  112,357  	x     112,357
CITIGROUP, INC		COM  	172967101  20,599,882	5,478,692  	x   5,478,692
CHEVRONTEXCO CORP.	COM  	166764100	2,203,278	   32,468	x      32,468
COMCAST CL. A		COM	20030N101	2,086,505	  120,121  	x     120,121
CTM MEDIA CL A		COM	22944D104	  499,350	  221,933	x	221,933
CTM MEDIA CL B		COM	22944D203	   25,009	   11,115	x	 11,115
DELMONTE FOODS		COM 	24522P103	  172,680	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	5,445,242	  441,625  	x     441,625
EXXON MOBIL CORP		COM  	30231G102	1,221,983	   21,412  	x      21,412
FIRST PLACE FIN'L		COM  	33610T109      54,378	   18,126  	x      18,126
FIRST NIAGARA FIN'L	COM	33582V108  10,472,719	  835,812	x     835,812
FLUSHING FINANCIAL CORP	COM  	343873105   8,213,680	  671,601 	x     671,601
GENERAL ELECTRIC		COM	369604103	  286,958	   19,900	x	 19,900
HOLOGIC              	COM 	436440101  16,722,589	1,200,473 	x   1,200,473
IBM                    	COM  	459200101   2,039,272      16,515 	x      16,515
IDT CORP.              	COM  	448947101   6,539,268	  657,213  	x     657,213
IDT CORP. CL. B		COM  	448847309	  538,322      42,221	x      42,221
KANSAS CITY SOUTHERN   	COM  	485170302	  397,851      10,945 	x      10,945
KEYCORP NEW			COM	493267108	  212,098	   27,581	x	 27,581
LANDMARK SVGS. BK.     	COM  	514928100	1,781,084	  102,421   x     102,421
MARSHALL & ISLEY		COM	571834100	   83,963	   11,694	x      11,694
MERCK & CO.			COM  	589331107  52,296,352	1,495,463  	x   1,495,463
MERITOR SVGS BK PA     	COM  	590007100	   53,072	   21,400  	x      21,400
MEDQUIST			COM	584949101   7,278,434	  920,156	x     920,156
MEDCO HEALTH SOL.		COM	58405U102	1,022,064	   18,556  	x      18,556
MONSANTO 			COM	66166W101	  497,191	   10,757	x      10,757
MOTOROLA               	COM  	620076109	   78,240	   12,000  	x      12,000
MBIA INC.			COM	55262C100  16,577,887	2,955,060	x   2,955,060
NAM TAI ELEC.		COM  	629865205	8,026,835	1,948,261  	x   1,948,261
NEW YORK COMMUNITY BANC	COM  	649445103  62,030,374	4,062,237	x   4,062,237
NEW YORK MAGIC         	COM  	629484106     250,114	   12,966  	x      12,966
NEWMARKET GROUP		COM	651587107     497,724	    5,700	x       5,700
NOVARTIS ADR           	COM  	66987V109	5,037,070	  104,244  	x     104,244
NY TIMES CL A.		COM	650111107   8,691,088	1,004,750	x   1,004,750
OLD REPUBLIC           	COM  	680223104  32,172,611  	2,658,318  	x   2,658,318
PHI INC. NON-VOTE      	COM  	716604202	  489,346      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  37,321,599	2,617,223  	x   2,617,223
PROVIDENT BANCORP      	COM  	74383A109   8,465,025	  956,500  	x     956,500
PATTERSON ENERGY		COM	703481101	7,670,263	  595,980	x	595,980
QUESTAR CORP.          	COM  	748356102     816,546	   17,950  	x      17,950
SEABOARD CORP.         	COM  	811543107  24,267,210      16,071  	x      16,071
SLM CORP.			COM	78443P106  18,029,549	1,735,279  	x   1,735,279
SYMS CORP              	COM  	871551107	3,104,596     437,277  	x     437,277
TCF FIN'L              	COM  	872275102	  404,686      24,364  	x      24,364
TRAVELERS			COM	89417E109   3,810,990	   77,380	x      77,380
USG INC.			COM	903293405	2,198,560	  182,000	x	182,000
VOLVO                  	COM  	928856400	  112,250  	   10,000  	x      10,000

TOTALS                                  446,283,871  36,113,675  	   36,113,675